Note 25 - Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	$ 4,322	[1]	$ 12,414	[1]	$ 10,870
Temporary difference, furniture, fixtures and equipment, and intangible assets [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	22,703		22,201
Temporary differences, loans to customers [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(7,744)
Other temporary differences [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(735)		(445)
Temporary difference, trade receivables [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(121)		(133)
Temporary difference, intercompany interest costs subject to limitations [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(7,714)		(5,243)
Temporary difference, withholding tax expected to be credited [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(1,065)		(3,849)
Allowance for credit losses [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	$ (1,003)		$ (117)

[1]	Deferred tax assets / liabilities are netted within each tax jurisdiction within the group.